Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,121,565	$ 83,867	$ 24,944
Accounts receivable, net	3,494,182	150,419
Federal alternative fuels tax credit receivable	580,316	648,029	15,214
Inventory	1,643
Prepaid assets	405,140
Other assets		1,675	11,576
Total current assets	5,602,846	883,990	51,734
Non-current assets
Property, equipment and land, net	7,575,256	7,740,423	1,102,249
Goodwill and intangibles	6,221,248	345,284
Assets available for sale	240,000	240,000
Deposits and other long-term assets	327,053	132,940	39,646
Construction in progress			79,354
Total non-current assets	14,363,557	8,458,647	1,221,249
Total assets	19,966,403	9,342,637	1,272,983
Current liabilities
Lines-of-credit	421,739
Accounts payable	1,181,671	1,784,049	822,829
Accounts payable - related party	337,345	409,838	261,060
Accrued expenses	3,963,323	1,178,616	127,596
Accrued interest - related party	730,000	917,526	164,368
Advances from related parties	370,359	370,359	37,500
Series A Preferred stock and dividend	311,178
Derivative liability	14,728	32,186
Factored accounts receivable	1,710,889
Promissory note - stockholder	2,494,870
Current portion of long-term debt	997,457	1,093,691	121,299
Subordinated convertible senior notes payable to stockholders		1,421,556	1,021,556
Working capital notes - related party		250,000
Total current liabilities	12,533,559	7,457,821	2,556,208
Non-current liabilities
Convertible promissory notes - related parties, net unamortized discount of $3,905,833 (2018) and $4,257,358 (2017)	5,594,167	5,242,642	405,103
Senior promissory note - related party	3,800,000	3,800,000
Promissory note - related party	4,000,000	4,000,000
Secured convertible promissory notes, net unamortized discount of $2,622,106 (2018) and $0 (2017) and debt issuance costs of $481,238 (2018) and $0 (2017)	901,656
Long term debt, less current portion	148,293		1,073,690
Fuel discount advance	989,076
Long term subordinated convertible notes payable to stockholders		1,166,373	1,166,373
Derivative liability, less current portion		11,420
Deferred rent		2,206	15,439
Deferred tax liability			71,294
Total non-current liabilities	15,433,192	14,660,146	2,731,899
Total liabilities	27,966,751	22,117,967	5,288,107
Series A Redeemable Preferred stock, $.0001 par value; 10,000,000 shares authorized, 100,000 (2018) and 0 (2017) shares issued and outstanding	10
Commitments and contingencies
Stockholders' deficit
Preferred stock, $.0001 par value; 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $.0001 par value; 100,000,000 shares authorized; 2,758,530 (2018) and 429,308 (2017) shares issued and outstanding	276	43	32
Additional paid-in capital	11,844,682	1,299,980	899,304
Accumulated deficit	(19,845,316)	(14,075,353)	(4,914,460)
Total stockholders' deficit	(8,000,358)	(12,775,330)	(4,015,124)
Total liabilities and stockholders' deficit	$ 19,966,403	$ 9,342,637	$ 1,272,983